Shareholders' Equity - Shares Available (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	3,346,000	5,728,000	2,962,000
New issued under the 2015 Plan (in shares)			6,000,000
Granted (in shares)	(673,000)	(2,456,000)	(2,981,000)
Cancelled/forfeited	320,000	353,000	742,000
Expired	(85,000)	(279,000)	(995,000)
Outstanding number of shares available for issuance at the end of the year	2,908,000	3,346,000	5,728,000
Stock Options
Number of shares available for issuance
Granted (in shares)	(673,000)	(2,456,000)	(2,834,700)
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	385,000	1,403,000	1,620,000